Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continual monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity compliance department is actively engaged in continual monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats.

We have engaged third-party service providers to assess our compliance with personal data protection regulations in the event of major version upgrades for our mobile applications. Additionally, we conduct third-party vulnerability analysis including simulated attacks and provide periodic regulatory updates on personal data protection regulations to our employees, with a goal to maintain up-to-date understanding of applicable regulations within our organization.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continual monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity compliance department is actively engaged in continual monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats.

We have engaged third-party service providers to assess our compliance with personal data protection regulations in the event of major version upgrades for our mobile applications. Additionally, we conduct third-party vulnerability analysis including simulated attacks and provide periodic regulatory updates on personal data protection regulations to our employees, with a goal to maintain up-to-date understanding of applicable regulations within our organization.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats. The committee shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our chief executive officer, principal financial officer and cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, principal financial officer and cybersecurity officer.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The nominating and corporate governance committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats. The committee shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our chief executive officer, principal financial officer and cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, principal financial officer and cybersecurity officer.
Cybersecurity Risk Role of Management [Text Block]

At management level, our chief executive officer, principal financial officer and cybersecurity officer, and collectively, the Cybersecurity Risk Management Officers, are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity officer has relevant knowledge, skills and experience in assessing and managing cybersecurity risks. Our Cybersecurity Risk Management Officers report to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our disclosure committee, our nominating and corporate governance committee, and other members of senior management and external legal counsel, to the extent appropriate. Our Cybersecurity Risk Management Officers shall prepare disclosure material on the cybersecurity incident for review and approval by the disclosure committee and the nominating and corporate governance committee, and other members of senior management (if necessary), before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity officer has relevant knowledge, skills and experience in assessing and managing cybersecurity risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our disclosure committee, our nominating and corporate governance committee, and other members of senior management and external legal counsel, to the extent appropriate. Our Cybersecurity Risk Management Officers shall prepare disclosure material on the cybersecurity incident for review and approval by the disclosure committee and the nominating and corporate governance committee, and other members of senior management (if necessary), before it is disseminated to the public
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true